Intangible Assets Other Than Goodwill - Summary of Intangible Assets (Detail) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Intangible Assets [Line Items]
Intangible assets	$ 115,372,393	$ 55,170,904	$ 44,470,750
Intangible Assets, Amortization and Impairment	(12,215,408)	(6,811,041)
Gross Carrying Amount [Member]
Disclosure Of Intangible Assets [Line Items]
Intangible assets	206,047,864	118,593,240
Accumulated Depreciation, Amortization and Impairment [Member]
Disclosure Of Intangible Assets [Line Items]
Intangible Assets, Amortization and Impairment	(90,675,471)	(63,422,336)
Easements and Water Rights [Member]
Disclosure Of Intangible Assets [Line Items]
Intangible assets	17,736,954	12,608,950	12,564,076
Intangible Assets, Amortization and Impairment	(347,397)
Easements and Water Rights [Member] | Gross Carrying Amount [Member]
Disclosure Of Intangible Assets [Line Items]
Intangible assets	22,011,401	14,598,701
Easements and Water Rights [Member] | Accumulated Depreciation, Amortization and Impairment [Member]
Disclosure Of Intangible Assets [Line Items]
Intangible Assets, Amortization and Impairment	(4,274,447)	(1,989,751)
Service concession rights [member]
Disclosure Of Intangible Assets [Line Items]
Intangible assets	25,953,878
Intangible Assets, Amortization and Impairment	(4,109,453)
Service concession rights [member] | Gross Carrying Amount [Member]
Disclosure Of Intangible Assets [Line Items]
Intangible assets	32,055,825
Service concession rights [member] | Accumulated Depreciation, Amortization and Impairment [Member]
Disclosure Of Intangible Assets [Line Items]
Intangible Assets, Amortization and Impairment	(6,101,947)
Patents, Registered trademarks and Other Rights
Disclosure Of Intangible Assets [Line Items]
Intangible assets	7,394
Intangible Assets, Amortization and Impairment	(5,090)
Patents, Registered trademarks and Other Rights | Gross Carrying Amount [Member]
Disclosure Of Intangible Assets [Line Items]
Intangible assets	12,484
Patents, Registered trademarks and Other Rights | Accumulated Depreciation, Amortization and Impairment [Member]
Disclosure Of Intangible Assets [Line Items]
Intangible Assets, Amortization and Impairment	(5,090)
Computer Software [Member]
Disclosure Of Intangible Assets [Line Items]
Intangible assets	60,067,635	38,254,793	27,591,694
Intangible Assets, Amortization and Impairment	(7,750,745)	(6,803,337)
Computer Software [Member] | Gross Carrying Amount [Member]
Disclosure Of Intangible Assets [Line Items]
Intangible assets	133,931,876	93,260,355
Computer Software [Member] | Accumulated Depreciation, Amortization and Impairment [Member]
Disclosure Of Intangible Assets [Line Items]
Intangible Assets, Amortization and Impairment	(73,864,241)	(55,005,562)
Other Identifiable Intangible Assets [Member]
Disclosure Of Intangible Assets [Line Items]
Intangible assets	11,606,532	4,307,161	$ 4,314,980
Intangible Assets, Amortization and Impairment	(2,723)	(7,704)
Other Identifiable Intangible Assets [Member] | Gross Carrying Amount [Member]
Disclosure Of Intangible Assets [Line Items]
Intangible assets	18,036,278	10,734,184
Other Identifiable Intangible Assets [Member] | Accumulated Depreciation, Amortization and Impairment [Member]
Disclosure Of Intangible Assets [Line Items]
Intangible Assets, Amortization and Impairment	$ (6,429,746)	$ (6,427,023)